Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis for preparation

Basis for preparation

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (the “IASB”). The Group complies with all applicable requirements of IFRS Accounting Standards. The material accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied.

For the year ended June 30, 2025 and 2024, the Group incurred a net loss of approximately RM 71.4 million (and RM 54.7 million respectively. In addition, as of June 30, 2025, the Group had cash and bank balances amounted to approximately RM 32.6 million while the total current liabilities are RM 9.7 million. The Group’s ability to meet these liquidity requirements depends on its ability to generate sufficient net cash inflows from future operations and/or other sources. These facts and circumstances indicate the existence of material uncertainties which may cast significant doubt on the Group’s ability to continue as a going concern.

In view of these circumstances, the directors of the Company have given consideration to the future liquidity and performance of the Group in assessing whether the Group will have sufficient financial resources to continue as a going concern. Taking into account the Group’s cash flow projection, including:

-	Putting extra efforts on the collection of receivables to improve the turnover days.
-	Implementing various strategic to improve the cash flow status.

The directors of the Group consider that the Group will have sufficient working capital to meet its financial obligations as they fall due for at least the next twelve months from the end of the reporting period and accordingly, the consolidated financial statements have been prepared on a going concern basis.

The consolidated financial statements for the year ended June 30, 2025 do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as of June 30, 2025. Certain information and note disclosures normally included in the annual consolidated financial statements prepared in accordance with the IFRS Accounting Standards have been condensed or omitted consistent with Article 10 of Regulation S-X. In the opinion of the Group’s management, the consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, in normal recurring nature, as necessary for the fair statement of the Group’s consolidated financial position as of June 30, 2025 and 2024, and consolidated statements of operations and other comprehensive (loss)/income, changes in equity and cash flows for the years ended June 30, 2025, 2024 and 2023.

Historical cost convention

The consolidated financial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of financial assets and liabilities at fair value through profit or loss and other comprehensive (loss)/income.

Amendments to IFRS Accounting Standards that are mandatorily effective for the current year

The Group has adopted the following amendments to IFRS Accounting Standards for the first time for the current year’s consolidated financial statements.

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Classification of Liabilities as Current or Non-current (the “2020 Amendments”)
Amendments to IAS 1	Non-current Liabilities with Covenants (the “2022 Amendments”)
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

The nature and the impact of the amendments to IFRS Accounting Standards that are applicable to the Group are described below:

(a)	Amendments to IFRS 16 specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.

The amendments had no impact on the financial position or performance of the Group.

(b)	The 2020 Amendments and 2022 Amendments specify the requirements for classifying liabilities as current or non-current.

The 2020 Amendments clarify:

●	what is meant by a right to defer settlement and that a right to defer must exist at the end of the reporting period
●	classification is unaffected by the likelihood that the entity will exercise its right to defer settlement
●	a liability can be settled in its own equity instruments, and that only if a conversion option in a convertible liability is itself accounted for as an equity instrument would the terms of a liability not impact its classification

The 2022 Amendments clarify:

●	among covenants of a liability arising from a loan arrangement, only those with which an entity must comply on or before the reporting date affect the classification of that liability as current or non-current. Additional disclosures are required for non-current liabilities that are subject to the entity complying with future covenants within 12 months after the reporting period.

The Group has reassessed the terms and conditions of its liabilities as of July 1, 2024 and 2023 and concluded that the classification of its liabilities as current or non-current remained unchanged upon initial application of the amendments.

The amendments had no impact on the financial position or performance of the Group.

(c)	Amendments to IAS 7 and IFRS 7 clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The amendments had no impact on the financial position or performance of the Group.

The adoption of the above amendments to IFRS Accounting Standards has had no material financial impact on the consolidated financial statements. Other than above mentioned, the accounting policies adopted in the preparation of the consolidated financial information were consistent with those used in the consolidated financial statements for the year ended June 30, 2024.

New and amendments to IFRS Accounting Standards issued but not yet effective

The following new standards, amendments to existing standards and annual improvements have been issued, but are not effective for the financial year beginning on July 1, 2024 and have not been early adopted:

IFRS 18	Presentation and Disclosure in Financial Statements[3]
IFRS 19	Subsidiaries without Public Accountability: Disclosures[3]
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments[2]
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity[2]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[4]
Amendments to IAS 21	Lack of Exchangeability[1]
Annual Improvements to IFRS Accounting Standards - Volume 11	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7[2]
[1]	Effective for annual periods beginning on or after 1 January 2025
[2]	Effective for annual periods beginning on or after 1 January 2026
[3]	Effective for annual/reporting periods beginning on or after 1 January 2027
[4]	No mandatory effective date yet determined but available for adoption

Except for IFRS 18, which the Group is currently working to identify all impacts the new standard will have on the consolidated financial statements and notes to the consolidated financial statements, the directors of the Group anticipate that the application of the new and amendments to IFRS Accounting Standards will have no material impact on the Group’s financial positions and performance and/or on the disclosures to the Group in the foreseeable future.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method with assets and liabilities acquired recorded at the acquisition date fair value. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value and the amount of any non-controlling interest (“NCI”) share in the acquiree. For each business combination, the Group elects whether to measure NCI in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition related costs are expensed as incurred and included in and administrative expenses.

Principles of consolidation

Principles of consolidation

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Upon loss of control of a subsidiary, the Group’s profit or loss is calculated as the difference between the fair value of the consideration received and of any investment retained in the former subsidiary and the previous carrying amount of the assets (including any goodwill) and liabilities of the subsidiary and any non-controlling interests.

The principal place of business of the subsidiaries are in Malaysia and/or incorporated in Malaysia unless indicated otherwise. The details of the subsidiaries are as follows:

	Ownership Interest in equity
Name of company	June 30, 2025%	June 30, 2024%	Principal activities

ARB IOT (M) Sdn. Bhd. (“AIMSB”)	100	100	Investment holding

ARB IOT Group Sdn. Bhd. (“AIGSB”)	100	100	Investment holding

Subsidiaries of AIGSB
ARB AI Agro Sdn. Bhd. (“ARB AI Agro”)	100	100	Investment holding

Subsidiary of ARB AI Agro
ARB Agro Technology Sdn. Bhd. (“ARB Agro Tech”)	100	100	Business in digital agricultural technology

ARB AI Sdn. Bhd. (“ARB AI”)	*	100	Dormant

Subsidiary of ARB AI
ARBIOT Sdn. Bhd. (“ARBIOT”)	*	100	Dormant

ARB Lab Sdn. Bhd. (“ARB Lab”)	100	100	Investment holding

Subsidiaries of ARB Lab
ARB R&D Sdn. Bhd. (“ARB R&D”)	100	100	Development of IT and IoT for software and hardware

Subsidiaries of ARB R&D
ARB Innovation Sdn. Bhd. (“ARB Innovation”)	100	100	Provision of IT software and hardware solution

ARB R1 Technology Sdn. Bhd (“ARB R1”)	100	100	Dormant

ARB Robotic Sdn. Bhd. (“ARB Robotic”)	100	100	Investment holding

Subsidiary of ARB Robotic
ARB Intelligence Sdn. Bhd. (“ARB Intelligence”)	100	100	IoT cloud business platform

The principal place of business of the subsidiaries are in Malaysia and/or incorporated in Malaysia unless indicated otherwise. The details of the subsidiaries are as follows: (Cont’d)

	Ownership Interest in equity
Name of company	June 30, 2025%	June 30, 2024%	Principal activities

ARB Techsymbol Sdn. Bhd. (“ARB Techsymbol”)	*	100	Dormant

Subsidiaries of ARB Techsymbol
ARB Logistic Technologies Sdn. Bhd. (“ARB Logistic”)	*	100	Dormant

ARB WMS Technologies Sdn. Bhd. (“ARB WMS”)	*	100	Dormant

ARB Information Sdn. Bhd. (“ARB Information”)	*	100	Dormant

Subsidiary of ARB Information
ARB AI Technology Sdn. Bhd. (“ARB AI Tech”)	*	100	Dormant

ARB 5G Sdn. Bhd. (“ARB 5G”)	*	100	Dormant

Subsidiary of ARB 5G
ARB Big Data Sdn. Bhd. (“ARB Big Data”)	*	100	Dormant

ARB Synergy Sdn. Bhd. (“ARB Synergy”)	100	-	Investment holding

Subsidiary of ARB Synergy
ARB Databook Pte. Ltd. (“ARB Databook”)#	100	-	Dormant
*	The company ceased operation during the financial year ended June 30, 2025, undergoes strike-off exercise and deemed written off from the Group as of June 30, 2025.
#	ARB Databook is incorporated in Singapore.

During the financial year, the Group completed the following subscriptions, acquisitions and disposals/strike-off of companies:

(1)	On July 15, 2024, AIGSB executed a Trust Deed with Liew Kok Leong whereby the Trustee is a registered holder of 1 share representing 100% of the issued and paid-up share capital of ARB Synergy. Consequently, ARB Synergy and its wholly-owned subsidiary, ARB Databook became a wholly-owned subsidiary of the Company.
(2)	On December 10, 2024, AIGSB has been allotted an additional one (1) ordinary share of ARB AI Agro for a total cash consideration of RM 8,979,999. Following the allotment, there is no change in stake and the Company’s effective interest in ARB AI Agro’s ordinary shares remained at 100%.
(3)	On December 10, 2024, AIGSB has been allotted ten (10) ordinary shares representing 0.99% equity interest of ARB Agro Tech for a total cash consideration of RM 35,016,000. Following the allotment, the Company’s effective interest in ARB Agro Tech’s ordinary shares remained at 100%.
(4)	On December 10, 2024, ARB R&D has been allotted an additional eight (8) ordinary shares of ARB Innovation for a total cash consideration of RM 570,000. Following the allotment, there is no change in stake and the Company’s effective interest in ARB Innovation’s ordinary shares remained at 100%.
(5)	On December 16, 2024, AIGSB has been allotted one (1) ordinary share representing 10% equity interest of ARB Innovation for total cash consideration of RM 57,630,648. Following the allotment, the Company’s effective interest in ARB Innovation’s ordinary share remained at 100%.
(6)	On December 10, 2024, ARB Lab has been allotted an additional eight (8) ordinary shares of ARB R&D for a total cash consideration of RM 590,000. Following the allotment, there is no change in stake and the Company’s effective interest in ARB R&D’s ordinary shares remained at 100%.
(7)	On December 24, 2024, AIGSB has been allotted one (1) ordinary share representing 10% equity interest of ARB R&D for a total cash consideration of RM 8,000,000. Following the allotment, the Company’s effective interest in ARB R&D’s ordinary share remained at 100%.
(8)	On December 10, 2024, AIGSB has been allotted an additional one (1) ordinary share of ARB Robotic for a total cash consideration of RM 9,379,900. Following the allotment, there is no change in stake and the Company’s effective interest in ARB Robotic’s ordinary shares remained at 100%.
(9)	On December 10, 2024, AIGSB has been allotted ten (10) ordinary shares representing 0.99% equity interest of ARB Intelligence for a total cash consideration of RM 53,045,000. Following the allotment, the Company’s effective interest in ARB Intelligence’s ordinary shares remained at 100%.
During this financial year, the subsidiaries of the Company: ARB AI, ARBIOT, ARB Techsymbol, ARB Logistic, ARB WMS, ARB Information, ARB AI Tech, ARB 5G, and ARB Big Data undergoes strike-off exercise and deemed written off from the Group to streamline the business process and improve the efficiency of the group corporate structure.

In the previous financial year, the Group completed the following subscriptions, acquisitions, disposals of companies:

(1)	On October 6, 2023, AIGSB, an indirect subsidiary of the Company, disposed 100% equity interest in ARB Midware for a total cash consideration of RM 1. Consequently, ARB Midware Sdn. Bhd. (“ARB Midware”) and its 51% owned subsidiary, namely ARB Distribution Sdn. Bhd. (“ARB Distribution”) were disposed off from the Group.
(2)	On May 31, 2024, ARB Techsymbol had acquired additional 49,000 ordinary shares of ARB WMS representing 49% of controlling equity interest for a total cash consideration of RM 49,000. Consequently, ARB Techsymbol Sdn. Bhd. and its wholly-owned subsidiary, namely ARB WMS became wholly-owned subsidiaries of the AIGSB.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Segmental Information

Segmental Information

An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by the Chief Operating Decision Maker (CODM). The CODM is comprised of the Management Board of the Group. The Group operates as two segments dedicated to the provision of hardware and software of Internet of Things solutions and investment holding and others. The CODM makes decisions about allocating resources and assessing performance based on the Group as a whole. Accordingly, the Group has determined it operates in two operating and reportable segments.

Foreign currency translation

Foreign currency translation

The consolidated financial statements are presented in Ringgit Malaysia (“RM”). The functional currency of the Company and its subsidiaries is primarily the currency of their country of domicile, which the functional currency of the Company is United States Dollar (“USD”) and the subsidiaries is Ringgit Malaysia (“RM”) or Singapore Dollar (“SGD”)..

Foreign currency transactions

Foreign currency transactions are translated into RM using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss. Non-monetary items are converted at the rate of exchange used to convert the related consolidated statements of financial position items, i.e., at the time of the transaction.

Revenue recognition

Revenue recognition

Revenues are generally recognized upon the transfer of control of promised products or services provided to our customers, reflecting the amount of consideration we expect to receive for those products or services. We enter into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

Revenues are recognized upon the application of the following steps:

1	Identification of the contract or contracts with a customer;
2	Identification of the performance obligations in the contract;
3	Determination of the transaction price;
4	Allocation of the transaction price to the performance obligations in the contract; and
5	Recognition of revenue when, or as, the performance obligation is satisfied.

The Group currently generates its revenue from following main sources:

Sale of goods

The Group is engaged in supply of customized IoT software or hardware. The majority of the sale of goods contracts are supply and install customized a set of IoT Smart Agriculture solution and customized source codes and reseller of mobile gadget and the relevant accessories.

Revenue from sale of goods is recognized at a point in time when the Group satisfies a performance obligation by transferring a promised good (i.e. an asset) to a customer. An asset is transferred as and when a customer obtains control of that asset which coincides with the delivery of goods and acceptance by the customer.

There is no material right of return and warranty provided to the customers on the sale of goods and there is no significant financing component in the revenue arising from sale of goods as the sales are made on the normal credit terms not exceeding twelve months.

Project management and rendering of information technology system

Project management and rendering of information technology system

Revenue from project management fees and rendering of information technology system are recognized at a point in time when control of the goods is passed to the customer, which is point in time when the significant risks and rewards are transferred to the customer and the transaction has met the probability of inflows and measurement reliability requirements of IFRS 15.

Employee benefits

Employee benefits

Short-term employee benefits

Wages, salaries, bonuses and social security contributions are recognized as an expense in the year in which the associated services are rendered by employees of the Group and the Company. Short-term accumulating compensated absence such as paid annual leave is recognized when services are rendered by employees and short term non-accumulating compensated absences such as sick leave are recognized when the absences occur.

Defined contribution plan

As required by law, companies in Malaysia make contributions to the Employees’ Provident Fund (“EPF”). The contributions are recognized as a liability after deducting any contribution already paid and as an expense in profit or loss in the period in which the employee render their services. Once the contributions have been paid, the Group and the Company has no further payment obligations. No employees in Singapore subsidiary for the years ended June 30, 2025 and 2024.

Income tax

Income tax

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination or items recognized directly in equity or other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted by the end of the reporting period, and any adjustment to tax payable in respect of previous financial year.

Deferred tax is recognized using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities in the statement of financial position and their tax bases. Deferred tax is not recognized for the temporary differences arising from the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax assets and liabilities on a net basis or their tax assets and liabilities will be realised simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilised. Deferred tax assets are reviewed at the end of each reporting period and are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

Impairment of assets

Impairment of assets

Goodwill is not subject to amortization and is tested annually for impairment or more frequently if events or changes in circumstances indicate it might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in profit or loss for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use and is calculated with reference to future discounted cash flows that the asset is expected to generate when considered as part of a cash-generating unit (“CGU”). Assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period. If an impairment subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment charge been recognized for the asset in prior years.

Cash and bank balances

Cash and bank balances

For the purposes of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash in hand, deposits held at call with financial institutions, and, if applicable, other short-term highly liquid investments with original maturities of three months or less.

Trade receivables

Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at fair value. The Group holds trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost, less provision for impairment. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

Trade payables

Trade payables

Trade payables are liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. All trade payables were current for the years ended June 30, 2025 and 2024.

Share capital and reserves

Share capital and reserves

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds of the issue.

Property, plant and equipment

Property, plant and equipment

All items of property, plant and equipment are initially measured at cost. After initial recognition, property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

Depreciation is calculated to write down the cost of the assets to their residual values on a straight-line basis over their estimated useful lives. The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:

Rate
Computer system and equipment	10% - 20%

Expenditure for maintenance and repair, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the other income/(expenses) of consolidated statements of operations and comprehensive (loss)/income.

Intangible assets

Intangible assets

The Group’s intangible assets primarily consist of supply agreement, goodwill and computer system. Intangible assets are carried at cost less accumulated amortization and any recorded impairment (Note 6).

Except for goodwill, other intangible assets are amortized using straight-line method with annual rates (Note 6).